Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) Installments	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth compensation information for our Chief Executive Officer, referred to below as our PEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to the value of our shareholders’ investments and our results of operations, calculated in accordance with SEC regulations, for fiscal years 2024 and 2023. In accordance with transitional relief under the SEC rules for smaller reporting companies, only two years of information is required as this is the Company’s first year of disclosure under Item 402(v) of Regulation S-K.

	(1)	(1)(2)	(1)	(1)(2)	(3)
Year	Summary Compensation table total for PEO	Compensation actually paid to PEO	Average Summary Compensation table total for non-PEO NEOs	Average Compensation actually paid to non-PEO NEOs	Value of initial fixed $100 investment based on Total Shareholder Return	Net Loss (in thousands)
2024	$46,883,031	$47,640,469	$17,106,232	$17,336,644	$227.33	$(400,865)
2023	$750,000	$750,000	$351,250	$351,250	$116.67	$(58,189)

(1)
For each fiscal year, represents amount reported for our PEOs and average amount reported for our NEOs, in each case in the Total column of the Summary Compensation Table. Our PEOs and NEOs for each of these fiscal years are shown below:

Year	PEO	Non-PEO NEOs
2024	Devin Nunes	Phillip Juhan, Vladimir Novachki
2023	Devin Nunes	Phillip Juhan, Andrew Northwall

(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.

		(a)	(b)
Year	Reported Summary Compensation Table Total for Mr. Nunes	Reported Value of Equity Awards for Mr. Nunes	Aggregate Equity Award Adjustments for Mr. Nunes	Compensation Actually Paid to Mr. Nunes
2024	$46,883,031	$44,133,031	$44,890,469	$47,640,469
2023	$750,000	—	—	$750,000

(a)
Represents the reported value of equity awards as reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year. As described above under “2024 Equity Grants,” 25% of the total number of shares of common stock underlying the RSUs vested on December 25, 2024; the remaining 75% of the total number of shares of common stock underlying the RSUs will vest in nine substantially equal quarterly installments thereafter subject to the named executive officer’s continuous service through each vesting date. The RSUs will be fully vested as of March 25, 2027.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Nunes	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Nunes	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Nunes	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Nunes	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Mr. Nunes	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for Mr. Nunes	Aggregate Equity Awards Adjustment
2024	$33,255,820	—	$11,634,649	—	—	—	$44,890,469
2023	—	—	—	—	—	—	—

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	(a) Average Reported Value of Equity Awards for non-PEO NEOs	(b) Average Aggregate Equity Award Adjustments for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs
2024	$17,106,232	$13,425,255	$13,655,667	$17,336,644
2023	$351,250	—	—	$351,250

(a)
Represents the reported value of equity awards as reported in the "Stock Awards" columns in the Summary Compensation Table for the applicable year. As described above under “2024 Equity Grants,” 25% of the total number of shares of common stock underlying the RSUs granted to each non-PEO NEO vested on December 25, 2024; the remaining 75% of the total number of shares of common stock underlying the RSUs will vest in nine substantially equal quarterly installments thereafter subject to the named executive officer’s continuous service through each vesting date. The RSUs will be fully vested as of March 25, 2027.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for non-PEO NEOs
Dollar Value
of any
Dividends or
Other Earnings
Paid on Stock
or Option Awards
During Year
Prior to the
Vesting Date
that are not
otherwise
included in
the Total
Compensation
During Year
for non-PEO NEOs
							Average Aggregate Equity Awards Adjustment
2024	$10,116,430	—	$3,539,237	—	—	—	$13,655,667
2023	—	—	—	—	—	—	—

(3)	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock on December 31, 2022.

Named Executive Officers, Footnote
(1)
For each fiscal year, represents amount reported for our PEOs and average amount reported for our NEOs, in each case in the Total column of the Summary Compensation Table. Our PEOs and NEOs for each of these fiscal years are shown below:

Year	PEO	Non-PEO NEOs
2024	Devin Nunes	Phillip Juhan, Vladimir Novachki
2023	Devin Nunes	Phillip Juhan, Andrew Northwall

PEO Total Compensation Amount	$ 46,883,031	$ 750,000
PEO Actually Paid Compensation Amount	$ 47,640,469	750,000
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.

		(a)	(b)
Year	Reported Summary Compensation Table Total for Mr. Nunes	Reported Value of Equity Awards for Mr. Nunes	Aggregate Equity Award Adjustments for Mr. Nunes	Compensation Actually Paid to Mr. Nunes
2024	$46,883,031	$44,133,031	$44,890,469	$47,640,469
2023	$750,000	—	—	$750,000

(a)
Represents the reported value of equity awards as reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year. As described above under “2024 Equity Grants,” 25% of the total number of shares of common stock underlying the RSUs vested on December 25, 2024; the remaining 75% of the total number of shares of common stock underlying the RSUs will vest in nine substantially equal quarterly installments thereafter subject to the named executive officer’s continuous service through each vesting date. The RSUs will be fully vested as of March 25, 2027.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Nunes	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Nunes	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Nunes	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Nunes	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Mr. Nunes	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for Mr. Nunes	Aggregate Equity Awards Adjustment
2024	$33,255,820	—	$11,634,649	—	—	—	$44,890,469
2023	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 17,106,232	351,250
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,336,644	351,250
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	(a) Average Reported Value of Equity Awards for non-PEO NEOs	(b) Average Aggregate Equity Award Adjustments for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs
2024	$17,106,232	$13,425,255	$13,655,667	$17,336,644
2023	$351,250	—	—	$351,250

(a)
Represents the reported value of equity awards as reported in the "Stock Awards" columns in the Summary Compensation Table for the applicable year. As described above under “2024 Equity Grants,” 25% of the total number of shares of common stock underlying the RSUs granted to each non-PEO NEO vested on December 25, 2024; the remaining 75% of the total number of shares of common stock underlying the RSUs will vest in nine substantially equal quarterly installments thereafter subject to the named executive officer’s continuous service through each vesting date. The RSUs will be fully vested as of March 25, 2027.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for non-PEO NEOs
Dollar Value
of any
Dividends or
Other Earnings
Paid on Stock
or Option Awards
During Year
Prior to the
Vesting Date
that are not
otherwise
included in
the Total
Compensation
During Year
for non-PEO NEOs
							Average Aggregate Equity Awards Adjustment
2024	$10,116,430	—	$3,539,237	—	—	—	$13,655,667
2023	—	—	—	—	—	—	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 227.33	116.67
Net Income (Loss)	$ (400,865,000)	$ (58,189,000)
PEO Name	Devin Nunes	Devin Nunes
Equity Awards Adjustments, Footnote
(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Nunes	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Nunes	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Nunes	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Nunes	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Mr. Nunes	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for Mr. Nunes	Aggregate Equity Awards Adjustment
2024	$33,255,820	—	$11,634,649	—	—	—	$44,890,469
2023	—	—	—	—	—	—	—

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for non-PEO NEOs
Dollar Value
of any
Dividends or
Other Earnings
Paid on Stock
or Option Awards
During Year
Prior to the
Vesting Date
that are not
otherwise
included in
the Total
Compensation
During Year
for non-PEO NEOs
							Average Aggregate Equity Awards Adjustment
2024	$10,116,430	—	$3,539,237	—	—	—	$13,655,667
2023	—	—	—	—	—	—	—

PEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	25.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Remaining Percentage	75.00%
Number of Substantially Equal Quarterly Installments | Installments	9
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (44,133,031)	$ 0
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,890,469	0
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,255,820	0
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,634,649	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	25.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Remaining Percentage	75.00%
Number of Substantially Equal Quarterly Installments | Installments	9
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,425,255)	0
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,655,667	0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,116,430	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,539,237	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0